Long-Term Investments	12 Months Ended
Dec. 31, 2023
Long-Term Investments [Abstract]
Long-term investments
16.	Long-term investments

	As of December 31, 2022
(In thousands)	Original Cost	Cumulative net gains/ (losses)	Impairment	Exchange Difference	Carrying value
Maya	442	(442)	—	—	—
Huaxiang	1,251	515	—	(55)	1,711
iQsim S.A.	245	(156)	(80)	(9)	—
Total	1,938	(83)	(80)	(64)	1,711

	As of December 31, 2023
(In thousands)	Original Cost	Cumulative net gains/ (losses)	Dividend received	Impairment	Exchange Difference	Carrying value
Maya	442	(442)	—	—	—	—
Huaxiang	1,251	872	(83)	—	(84)	1,956
iQsim S.A.	245	(156)	—	(80)	(9)	—
Total	1,938	274	(83)	(80)	(93)	1,956

In October 2018, the Company made an equity investment in a privately-held company, Maya System, Inc. (the “Maya”), which provides cloud SIM related services in Japan, including sale of products and maintenance. The Company acquired 49.00% equity interest of Maya with total consideration of JPY49,000 thousand. In October 2022, the other shareholder of Maya increased its investment and the Company’s equity interest in Maya was diluted to 19.6%. The Company classified Maya as an equity method investment as it has significant influence over Maya. The consideration was mainly attributed to trademark, customer relationship and goodwill. As of December 31, 2022 and 2023, the share of loss from Maya exceeded the total investment cost. As the Company is not required to fund losses, the balance was written down to zero.

In April 2019 and September 2020, the Company made an equity investment in a privately-held company, Beijing Huaxianglianxin Technology Company(the“Huaxiang”). The Company held 10% equity interest of the Huaxiang with total consideration of RMB 8,521 thousand. In March and December 2022, Huaxiang introduced new investors and the Company’s equity interest in Huaxiang was diluted to approximately 9%. The Company exercises significant influence in the Huaxiang and therefore accounts for this as a long-term investment using equity method. The Company recognized the share of profit of USD228 thousand and USD357 thousand during the years ended December 31, 2022 and 2023.

In January 2021, the Company acquired 31.25% of the equity interests of iQsim S.A., which is a provider of open virtual SIM (“VSIM”) platform and VSIM-enabled mobile devices based in France, with total consideration of EUR200 thousand. The Company exercises significant influence in iQsim S.A and therefore accounts for this as a long-term investment using equity method. The Company recognized share of loss of USD156 thousand during the year ended December 31, 2022. As iQsim applied for bankruptcy, the Company wrote off the left amount of the investments of USD80 thousand in 2022.